Federated Hermes International Leaders Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.9%
		Brazil—0.3%
2,400	[1]	Mercadolibre, Inc.	$ 3,828,720
		Canada—1.4%
956,621	[1]	CAE, Inc.	17,861,530
		Denmark—4.3%
113,295		DSV A/S	18,172,853
289,936		Novo Nordisk A/S	34,668,251
		TOTAL	52,841,104
		Finland—2.4%
235,697		Kone OYJ, Class B	11,537,898
697,100		Nordea Bank Abp	8,471,354
784,805		Stora Enso Oyj, Class R	9,927,374
		TOTAL	29,936,626
		France—12.3%
582,032		AXA SA	20,696,315
305,937		BNP Paribas SA	18,333,095
225,977		Danone SA	14,415,448
13,500		L’Oreal SA	6,461,575
18,474		LVMH Moet Hennessy Louis Vuitton SA	16,919,774
111,857		Nexans SA	11,501,609
90,380		Renault SA	3,768,557
323,867		Sanofi	30,770,603
60,176	[1]	Silicon-On-Insulator Technologies S.O.I.T.E.C.	8,855,002
66,152		Teleperformance	8,206,449
384,700		Veolia Environnement SA	11,947,698
		TOTAL	151,876,125
		Germany—14.8%
56,590		Allianz SE	15,527,159
248,150		BASF SE	12,630,017
364,734		Daimler Truck Holding AG	14,896,987
751,187		Deutsche Telekom AG, Class REG	17,855,058
414,106		Infineon Technologies AG	14,823,588
72,823		Merck KGAA	12,424,658
76,666		MTU Aero Engines AG	18,423,867
48,406		Rheinmetall AG	22,193,489
204,829		Siemens AG	40,511,120
230,887		Siemens Healthineers AG	13,857,396
		TOTAL	183,143,339
		Hong Kong—3.7%
2,583,600		AIA Group Ltd.	20,907,174
2,449,900		Prudential PLC	24,209,932
		TOTAL	45,117,106
		Ireland—1.4%
191,725		Kerry Group PLC	16,816,860
		Japan—19.2%
213,500		Advantest Corp.	10,024,853
51,500		Daikin Industries Ltd.	7,238,044

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
774,800		Fanuc Ltd.	$ 22,651,240
244,300		Hitachi Ltd.	20,584,762
845,500		IHI Corp.	18,642,087
72,300		Keyence Corp.	33,927,164
271,700		Mitsubishi Heavy Industries Ltd.	21,493,473
1,786,500		Mitsubishi UFJ Financial Group, Inc.	18,351,978
601,400		Rohm Co., Ltd.	10,267,841
337,400		Shiseido Co., Ltd.	9,205,974
330,300		Sony Group Corp.	28,396,466
318,800		Sumitomo Mitsui Financial Group, Inc.	17,754,458
547,300		Sumitomo Mitsui Trust Holdings, Inc.	11,098,675
162,700		Suzuki Motor Corp.	7,141,671
		TOTAL	236,778,686
		Netherlands—6.4%
29,062	[1]	Argenx SE, ADR	11,043,851
40,203		ASML Holding N.V.	38,036,929
174,273		Heineken NV	16,105,352
429,125		Shell PLC	13,476,351
		TOTAL	78,662,483
		Singapore—0.8%
220,611		STMicroelectronics N.V., ADR	10,064,274
		South Korea—0.9%
204,615		Samsung Electronics Co., Ltd.	11,232,148
		Spain—2.5%
4,528,712		Banco Santander, S.A.	18,793,897
320,900		Cellnex Telecom, SA	11,548,749
		TOTAL	30,342,646
		Sweden—1.2%
591,170	[1]	Swedish Orphan Biovitrum AB	14,514,341
		Switzerland—7.6%
346,450	[1]	Avolto	13,567,706
174,317		DSM-Firmenich AG	18,668,596
157,762		Nestle SA	16,394,779
61,919		Sika AG	17,907,061
19,100		Tecan AG	7,455,249
716,712		UBS Group AG	20,448,603
		TOTAL	94,441,994
		United Kingdom—19.7%
1,030,986		Anglo American PLC	22,199,892
217,713		Ashtead Group PLC	15,714,373
376,867		AstraZeneca PLC	47,715,775
3,563,581		BP PLC	20,807,388
1,829,648		Entain PLC	21,145,640
2,850,000		Hays PLC	3,381,741
2,874,643		HSBC Holdings PLC	22,405,737
1,831,316		Rentokil Initial PLC	10,142,891
6,568,943	[1]	Rolls-Royce Holdings PLC	30,649,114
5,464,000		SSP Group PLC	15,183,308
338,481		Unilever PLC	16,553,175

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
1,954,738	WPP PLC	$ 17,523,626
	TOTAL	243,422,660
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,092,120,351)	1,220,880,642
	PREFERRED STOCKS—1.0%
	Germany—1.0%
133,713	Dr. Ing. h.c. F. Porsche Aktiengesellschaft (IDENTIFIED COST $11,979,258)	12,485,055
	INVESTMENT COMPANY—0.0%
64,367	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[2] (IDENTIFIED COST $64,380)	64,380
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,104,163,989)	1,233,430,077
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	1,742,597
	TOTAL NET ASSETS—100%	$1,235,172,674
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2023	$5,992,158
Purchases at Cost	$132,056,015
Proceeds from Sales	$(137,979,152)
Change in Unrealized Appreciation/Depreciation	$(2,892)
Net Realized Gain/(Loss)	$(1,749)
Value as of 2/29/2024	$64,380
Shares Held as of 2/29/2024	64,367
Dividend Income	$253,119

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the

Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$42,798,375	$1,178,082,267	$—	$1,220,880,642
Preferred Stocks
International	—	12,485,055	—	12,485,055
Investment Company	64,380	—	—	64,380
TOTAL SECURITIES	$42,862,755	$1,190,567,322	$—	$1,233,430,077

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt